UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 21 East Long Lake Road Suite 200
	 Bloomfield Hills, MI  48304


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Bloomfield Hills, MI	1/25/2010
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: 122855 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      COM              008252108     1807 26825.000SH       SOLE                26675.000           150.000
AMERICAN INTERNATIONAL GROUP C COM              026874784      757 25250.000SH       SOLE                25250.000
APPLE INC                      COM              037833100     1718 8150.000 SH       SOLE                 8000.000           150.000
AT&T Inc.                      COM              00206R102     1543 55025.000SH       SOLE                54875.000           150.000
BANK OF AMERICA CORP           COM              060505104     3912 259707.000SH      SOLE               258750.000           957.000
BERKSHIRE HATHAWAY INC CL-A    COM              084670108     2679   27.000 SH       SOLE                   27.000
CHESAPEAKE ENERGY CORP         COM              165167107     2692 104000.000SH      SOLE               104000.000
CITIGROUP                      COM              172967101     1326 400600.001SH      SOLE               400600.001
COMERICA INC COM               COM              200340107     2943 99525.000SH       SOLE                99450.000            75.000
CONOCOPHILLIPS                 COM              20825C104     1515 29650.000SH       SOLE                29650.000
COVENTRY HEALTH CARE INC       COM              222862104      494 20300.000SH       SOLE                20300.000
DOMINOS PIZZA INC              COM              25754A201      998 119000.000SH      SOLE               119000.000
ENERGEN CORP                   COM              29265N108      918 19600.000SH       SOLE                19600.000
ENSCO INTERNATIONAL INC        COM              26874Q100     1468 36750.000SH       SOLE                36750.000
FANNIE MAE                     COM              313586109      354 300000.000SH      SOLE               300000.000
FEDERAL HOME LN MTG CP COM     COM              313400301      368 250000.000SH      SOLE               250000.000
FIFTH THIRD BANCORP            COM              316773100      732 75000.000SH       SOLE                75000.000
FORD MOTOR COMPANY             COM              345370860     4483 448221.000SH      SOLE               448221.000
FORTUNE BRANDS INC             COM              349631101     1837 42520.000SH       SOLE                42385.000           135.000
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     1491 18570.000SH       SOLE                18500.000            70.000
GENERAL ELEC CO COM            COM              369604103     4675 308952.000SH      SOLE               307877.000          1075.000
GOLDMAN SACHS GROUP INC        COM              38141G104     1098 6500.000 SH       SOLE                 6500.000
GOOGLE                         COM              38259P508     1687 2720.000 SH       SOLE                 2720.000
INTERCONTINENTAL EXCHANGE INC  COM              45865V100     1247 11100.000SH       SOLE                11100.000
INTL BUSINESS MACHINES (IBM)   COM              459200101      426 3250.000 SH       SOLE                 3250.000
KRAFT FOODS INC-A              COM              50075n104      490 18000.000SH       SOLE                18000.000
LAS VEGAS SANDS CORP           COM              517834107     1727 115575.000SH      SOLE               115575.000
MEADOWBROOK INSURANCE GROUP    COM              58319P108      634 85630.000SH       SOLE                85630.000
MERCK & CO INC COM             COM              589331107     3794 103812.000SH      SOLE               103687.000           125.000
MGM MIRAGE                     COM              552953101     4650 509800.000SH      SOLE               508150.000          1650.000
MICROSOFT CORP COM             COM              594918104     1710 56075.000SH       SOLE                55675.000           400.000
NOBLE CORP                     COM              G65422100     3258 80040.000SH       SOLE                80040.000
NUCOR CORP                     COM              670346105     1314 28155.000SH       SOLE                28155.000
RESEARCH IN MOTION             COM              760975102     1782 26380.000SH       SOLE                26380.000
REYNOLDS AMERICAN INC          COM              761713106     1696 32000.000SH       SOLE                32000.000
SHIP FINANCE INTL LTD          COM              G81075106     2784 204250.000SH      SOLE               204250.000
SPRINT CORP                    COM              852061100     1568 428250.000SH      SOLE               428250.000
SUN MICROSYSTEMS INC           COM              866810203     1644 175350.000SH      SOLE               175350.000
ZIMMER HOLDINGS INC            COM              98956P102     2058 34800.000SH       SOLE                34800.000
DIAMOND TRUST SERIES I                          252787106     1205    11575 SH       SOLE                    11575
ENERGY SELECT SPDR                              81369Y506      208     3645 SH       SOLE                     3470               175
MATERIALS SELECT SPDR                           81369Y100      669    20275 SH       SOLE                    20275
RUSSELL 1000 INDEX                              464287622     8329   135842 SH       SOLE                    45417             90425
RUSSELL 1000 VALUE INDEX FUND                   464287598     8185   142595 SH       SOLE                    21240            121355
RUSSELL 2000 SMALL CAP INDEX F                  464287655     2343    37516 SH       SOLE                     6316             31200
RUSSELL 2000 VALUE INDEX FUND                   464287630      229     3930 SH       SOLE                     3930
RUSSELL 3000 INDEX FUND                         464287689      503     7690 SH       SOLE                     7690
RUSSELL MIDCAP INDEX FUND                       464287499    10618   128684 SH       SOLE                    17454            111230
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     4986   134935 SH       SOLE                    16310            118625
S&P MIDCAP 400/BARRA VALUE                      464287705      230     3485 SH       SOLE                     3485
ULTRA RUSSELL MIDCAP VALUE PRO                  74347R495     1238    50000 SH       SOLE                    50000
DFA U.S. LARGE CAP VALUE FUND                   233203827     3740 219223.468SH      SOLE                43409.087        175814.381
DFA U.S. SMALL CAP VALUE FUND                   233203819     1904 96985.659SH       SOLE                28199.555         68786.104
MUNROS EUROPEAN MICROCAP FUND  FE                             2544  2500000 SH       SOLE                                    2500000
MUNROS EUROPEAN SMALLCAP FUND  FE                             3672  4000000 SH       SOLE                                    4000000